Segment Reporting - Classification of Revenue by Geography (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Total revenue	$ 21,283	$ 16,480	$ 22,973	$ 17,800	$ 11,730
North America [Member] | Reportable Geographical Components [Member]
Segment Reporting Information [Line Items]
Total revenue	15,028	11,809	15,906	14,044	10,643
Europe & Middle East [Member] | Reportable Geographical Components [Member]
Segment Reporting Information [Line Items]
Total revenue	3,702	2,863	4,167	2,918	909
Asia Pacific [Member] | Reportable Geographical Components [Member]
Segment Reporting Information [Line Items]
Total revenue	$ 2,553	$ 1,808	$ 2,900	$ 838	$ 178